WARRANT DERIVATIVE LIABILITY - Summary of Warrant Derivative Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Derivative Liability - Summary Of Warrant Derivative Liability
Number of Warrants, Opening Balance	28,969,671	21,203,411
Number of Warrants, Issued		15,257,252
Number of Warrants, Exercised	(8,000,000)	(7,257,252)
Number of Warrants, Expired	(2,014,390)	(233,740)
Number of Warrants, Change in fair value
Number of Warrants, Foreign exchange impact
Number of Warrants, Ending Balance	18,955,281	28,969,671
Fair value derivative warrant liability, Opening Balance	$ 36,317	$ 3,621
Fair value derivative warrant liability, Issued		10,692
Fair value derivative warrant liability, Exercised	(15,722)	(5,948)
Fair value derivative warrant liability, Items that were classified to net loss:
Fair value derivative warrant liability, Expired	(274)	(26)
Fair value derivative warrant liability, Change in fair value	(15,434)	27,882
Fair value derivative warrant liability, Foreign exchange impact	43	96
Fair value derivative warrant liability, Ending Balance	$ 4,930	$ 36,317